UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2008 (Unaudited)
Leader Short Term Bond Fund

			Principal
			Amount		Value
CORPORATE BONDS - 11.14%
AMBAC Finanicial Group, Inc.
6.150%, 02/07/2087			$1,000,000		$359,700
Bank Of America Corporation
5.490%, 03/15/2019			500,000		446,854
The Bear Stearns Cos Inc.
6.950%, 08/10/2012			1,000,000		1,039,569
Clear Channel Communications, Inc.
7.650%, 09/15/2010			25,000		24,000
Countrywide Financial Corp.
6.250%, 05/15/2016			30,000		24,485
Countrywide Home Loans Inc.
4.125%, 09/15/2009			10,000		9,580
The Hertz Corp.
10.500%, 01/01/2016			4,000,000		3,550,000
MBIA Insurance Corp.
14.000%, 01/15/2033 (b) (Acquired 1/14/08, 2/25/08 and 8/15/08, cost $1,168,241)			1,200,000		972,929
Merrill Lynch & Co. Inc.
5.450%, 07/15/2014			1,000,000		905,932
SLM Corp.
5.000%, 10/01/2013			2,400,000		1,965,458
United Rentals North America, Inc.
7.000%, 02/15/2014			500,000		380,000
Washington Mutual, Inc.
7.250%, 11/01/2017			3,000,000		1,532,028
William Lyon Homes, Inc.
10.750%, 04/01/2013			500,000		237,500
TOTAL CORPORATE BONDS (Cost $13,259,447)					11,448,035

			Principal
			Amount		Value
CONVERTIBLE BOND - 0.28%
EMC Corp.
1.750%, 12/01/2011			250,000		291,250
TOTAL CONVERTIBLE BOND (Cost $299,524)					291,250

			Principal
			Amount		Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 1.73%
Federal Home Loan Mortgage Corp.
Series 3068, 0.000%, 01/15/2035 (a)(c)			$242,807		186,582
Series 3000, 12.099%, 06/15/2035 (c)			335,126		400,580
Series 3107, 0.000%, 02/15/2036 (a)(c)			526,576		402,830
Series 3213, 0.000%, 09/15/2036 (a)(c)			810,271		780,505
U.S. Treasury Strip
0.000%, 11/15/2015 (a)			5,000		3,857
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $1,716,134)					1,774,354

			Shares		Value
AUCTION RATE PREFERRED STOCKS - 19.13%
Blackrock Global Floating Rate Income Trust Series W7, 3.690% (d)(f)			18		450,000
Boulder Growth & Income Fund Inc Series M28, 3.716% (d)(f)			114		2,850,000
Cohen & Steers Quality Income Realty Fund Inc. Series M28, 3.562% (d)(f)			58		1,450,000
Cohen & Steers REIT & Preferred Income Fund Inc. Series T28, 3.714% (d)(f)			120		3,000,000
Cohen & Steers REIT & Utility Income Fund Inc. Series F28, 3.716% (d)(f)			40		1,000,000
Dreman/Claymore Dividend & Income Fund Series T28, 3.714% (d)(f)			120		3,000,000
Dreman/Claymore Dividend & Income Fund Series W7, 3.690% (d)(f)			30		750,000
Eaton Vance Floating-Rate Income Trust Series D, 3.721% (d)(f)			13		325,000
Eaton Vance Floating-Rate Income Trust Series E, 3.716% (d)(f)			27		675,000
Eaton Vance Senior Floating-Rate Trust Series C, 3.518% (d)(f)			27		675,000
Eaton Vance Senior Floating-Rate Trust Series D, 3.699% (d)(f)			39		975,000
Evergreen Multi-Sector Income Fund Series T28, 3.714% (d)(f)			24		600,000
Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. Series M7, 4.510% (d)(f)			36		900,000
Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. Series T28, 4.870% (d)(f)			11		275,000
Neuberger Berman Real Estate Securities Income Fund Inc. Series H, 3.712% (d)(f)			40		1,000,000
Nuveen Floating Rate Income Fund Series W, 3.690% (d)(f)			16		400,000
Tortoise North American Energy Corp. 4.926% (d)(f)			53		1,325,000
TOTAL AUCTION RATE PREFERRED STOCKS (Cost $19,650,000)					19,650,000

			Shares		Value
PREFERRED STOCKS - 1.82%
Federal National Mortgage Association Series S, 8.25%			130,000		1,865,500
Federal National Mortgage Association Series 08-1, 8.75%			3,800		65,170
TOTAL PREFERRED STOCKS (Cost $1,905,454)					1,930,670

			Shares		Value
COMMON STOCK - 0.03%
Federal National Mortgage Association			5,000		34,200
TOTAL COMMON STOCK (Cost $80,000)					34,200

			Shares		Value
MONEY MARKET - 60.72%
Dreyfus Cash Manage Plus Fund
4.172% (e)			10,000,000		10,000,000
Fidelity Institutional Money Market Portfolio
5.230% (e)			10,000,000		10,000,000
Reserve Primary Fund
2.710% (e)			22,377,252		22,377,252
Vanguard Prime Money Market Fund
2.320% (e)			10,000,000		10,000,000
Western Asset Money Market Fund
2.340% (e)			10,000,000		10,000,000
TOTAL MONEY MARKET (Cost $62,377,252)					$62,377,252

Total Investments (Cost $99,287,811) - 94.91%					$97,505,761
Other Assets in Excess of Liabilities - 5.09%					5,233,252
TOTAL NET ASSETS - 100.00%					$102,739,013

Footnotes

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b)	Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(c)	Collateralized mortgage obligation (CMO)
(d)	The Advisor has determined this security to be illiquid.
(e)	Variable rate security; the rate shown represents the rate at August 31, 2008.
(f)	Rate shown represents the dividend rate as of August 31, 2008.

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments					$99,287,811
Gross unrealized appreciation on investments					229,791
Gross unrealized depreciation on investments					(2,011,841)
Gross unrealized depreciation foreign currency					(28,285)
Net unrealized depreciation					$(1,810,335)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ 97,505,761	$ 45,342,122	$ 52,163,639	$ -
Total	$ 97,505,761	$ 45,342,122	$ 52,163,639	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

By        /s/ John Buckel
  John Buckel, Treasurer

Date                      October 28, 2008